Employee Retirement and Severance Benefits - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Employee Benefits Disclosure [Line Items]
Defined contribution pension plans	¥ 14,383	¥ 13,021	¥ 12,511
Japanese Plans
Employee Benefits Disclosure [Line Items]
Fair Value of other assets	581,996	495,452	448,736
Contribution in defined benefit pension plan	13,589
Japanese Plans | Fair Value, Inputs, Level 3
Employee Benefits Disclosure [Line Items]
Fair Value of other assets	818	1,306
Japanese Plans | Equity Securities
Employee Benefits Disclosure [Line Items]
Invested in other plan assets	20.00%
Japanese Plans | Debt Securities
Employee Benefits Disclosure [Line Items]
Invested in other plan assets	55.00%
Japanese Plans | Life Insurance
Employee Benefits Disclosure [Line Items]
Invested in other plan assets	25.00%
Foreign Plans
Employee Benefits Disclosure [Line Items]
Fair Value of other assets	360,527	249,534	192,033
Contribution in defined benefit pension plan	¥ 7,060
Foreign Plans | Equity Securities
Employee Benefits Disclosure [Line Items]
Invested in other plan assets	30.00%
Foreign Plans | Debt Securities
Employee Benefits Disclosure [Line Items]
Invested in other plan assets	50.00%
Foreign Plans | Real estate assets
Employee Benefits Disclosure [Line Items]
Invested in other plan assets	20.00%